Restricted Net Assets and Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Operations and Comprehensive Loss (Details) - Parent Company [Member]
¥ in Thousands, $ in Thousands
	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Schedule of Condensed Statements of Operations and Comprehensive Loss [Line Items]
Revenues
Cost of revenues	(6,120)	(854)	(13,651)	(26,486)
Gross profit	(6,120)	(854)	(13,651)	(26,486)
Operating expenses:
Sales and marketing expenses	(1,398)	(195)	2,653	(52,182)
Research and development expenses	(17,797)	(2,484)	(1,887)	(49,047)
General and administrative expenses	(2,460)	(343)	(28,706)	(72,164)
Total operating expenses	(21,655)	(3,022)	(27,940)	(173,393)
Loss from operations	(27,775)	(3,876)	(41,591)	(199,879)
Other (loss)/income:
Interest income	1,844	257	2,020	74
Others, net	4,041	564	6,841	680
Share of (loss)/income from subsidiaries	254,246	35,492	348,484	105,565
Income/(loss) from the VIEs	124,212	17,339	69,773	(14,977)
(Loss)/Income before income tax	356,568	49,776	385,527	(108,537)
Income tax expense
Net (loss)/income	356,568	49,776	385,527	(108,537)
Accretion of the Company’s preferred shares				(22,379)
Net (loss)/income attributable to ordinary shareholders of QuantaSing Group Limited	356,568	49,776	385,527	(130,916)
Foreign currency translation adjustments, net of nil tax	(806)	(113)	(4,869)	20,343
Total other comprehensive income/(loss)	(806)	(113)	(4,869)	20,343
Total comprehensive (loss)/income	¥ 355,762	$ 49,663	¥ 380,658	¥ (88,194)